Victory Ultra Short-Term Bond Fund Investment Strategy - Victory Ultra Short-Term Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund’s principal investment strategy is normally to invest at least 80% of the Fund’s assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. The Fund invests primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; Yankee obligations; and other securities believed to have debt-like characteristics. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.In addition, the Fund may invest up to 10% of its net assets in securities that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds.